Stock-Based Compensation (Detail Textuals) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 8	$ 10	$ 41	$ 82	$ 76
Total intrinsic value of share options exercised	205		544	0	8
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 142	$ 58	$ 268	$ 481	$ 174
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period	1 year		1 year
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period	5 years		5 years
2012 BNC Financial Group, Inc. Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for issuance	140,317		49,840